Acquisition - Property, Plant and Equipment Acquired (Details) - SanDisk [Member] - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	May 12, 2016
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 917	$ 917
Land [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	73
Building [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 315
Property, Plant and Equipment, Useful Life	15 years
Machinery and Equipment [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 491
Property, Plant and Equipment, Useful Life	2 years
Furniture and Fixtures [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 16
Property, Plant and Equipment, Useful Life	4 years
Leasehold Improvements [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 22
Property, Plant and Equipment, Useful Life	5 years